Memorandum items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Memorandum items
Standby facilities, credit lines and other commitments	£ 53,416	£ 55,363
Contingent liabilities and commitments	54,961	57,454	£ 51,888
Fee income on fiduciary activities	213	168	£ 230
Guarantees and assets pledged as collateral security
Memorandum items
Contingent liabilities	674	869
Other contingent liabilities
Memorandum items
Contingent liabilities	871	1,222
Bank
Memorandum items
Standby facilities, credit lines and other commitments	47,095	48,325
Contingent liabilities and commitments	48,480	49,939
Bank | Guarantees and assets pledged as collateral security
Memorandum items
Contingent liabilities	562	648
Bank | Other contingent liabilities
Memorandum items
Contingent liabilities	£ 823	£ 966